UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the quarter ended:                      June 30, 2011
Check here if Amendment [_];  Amendment Number
This amendment (check only one.):     [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Thomas H. Lee Partners, L.P.
Address:   100 Federal Street, 35th Floor
           Boston, MA 02110

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:      Charles P. Holden
Title:     Managing Director and Chief Financial Officer
Phone:     (617) 227-1050

Pursuant to the requirements of Securities Exchange Act of 1934 the undersigned institutional manager has caused this report to be signed on its behalf in the City of Boston and Commonwealth of Massachusetts on the 1st day of August, 2011.


Thomas H. Lee Partners, L.P.
----------------------------
(Name of Institutional Manager)

/s/Charles P. Holden
------------------------------
(Signature of Person Duly Authorized to Submit This Report)

Number of Other Included Managers          0
Form 13F Information Table Entry Total     6
Form 13F Information Table Value Total     $4,526,576,575

       Name:            13F File No.:         Name:          13F File No.:

1.                                    6.
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2.                                    7.
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3.                                    8.
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4.                                    9.
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5.                                    10.
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Item 1           Item 2     Item 3    Item 4     Item 5               Item 6               Item 7                Item 8
------           ------     ------    ------     ------               ------               ------                ------
                                                              Investment Discretion
                                                           ---------------------------                      Voting Authority
                                      Fair                    (a)      (b)        (c)                    ---------------------------
                                      Market    Shares of           Shared as    Shared   Managers             (Shares)
Name of         Title of    CUSIP     Value     Principal    Sole   Defined in   Other      see        (a)        (b)          (c)
Issuer           Class      Number   (x$1,000)    Amount             Instr.V              Instr.V     Sole      Shared         No
------          -------     ------   ---------  ---------    ----   ----------   -----    -------     ----      ------        -----
Warner
Music
Group           Common   934550104     456,665   55,555,315  55,555,315                               55,555,315

Fidelity
National
Information
Systems, Inc.   Common   31620M106     507,656   16,487,681  16,487,681                               16,487,681

Warner
Chilcott
Limited         Common   G9435N108     605,384   25,088,432  25,088,432                               25,088,432

Sterling
Financial
Corporation     Common   859319105     208,076   12,948,112  12,948,112                               12,948,112

Nielsen
Holdings
N.V.            Common   N63218106   1,731,172   55,557,528  55,557,528                               55,557,528

MoneyGram
International
Inc.            Common   60935Y109   1,017,623  306,513,131  306,513,131                             306,513,131
